Segment and Related Information - Additional Information (Detail) (Other, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other
Segment Reporting Information [Line Items]
Intercompany interest income	$ 0.9	$ 0.6